Label	Element	Value
Document And Entity Information [Abstract]	kpf_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2018
Registrant Name	dei_EntityRegistrantName	KP Funds
Central Index Key	dei_EntityCentralIndexKey	0001573386
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2017